Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Stringer Tactical Adaptive Risk Fund (Class A)
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	0.51%	6.52%	4.99%
Stringer Tactical Adaptive Risk Fund (Class C)
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]	5.63%	6.95%	4.82%
Stringer Tactical Adaptive Risk Fund (Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent		6.63%	8.02%	5.85%
Without Sales Load [Member] | Stringer Tactical Adaptive Risk Fund (Class A)
Average Annual Return [Line Items]
Average Annual Return, Percent		6.36%	7.73%	5.58%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%	8.83%	6.96%

[1]	A maximum sales charge of 5.50% is imposed on Class A shares.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.